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                      EV CLASSIC SENIOR FLOATING-RATE FUND
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION



     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, EV Classic Senior Floating-Rate Fund (the "Registrant") (1933 Act File No. 333-32262) certifies (a) that the forms of prospectus and statement of additional information dated April 20, 2001 do not differ materially from those contained in Post-Effective Amendment No. 5 (Amendment No. 5") to the Registration Statement on Form N-2, and (b) that Amendment No. 5 was filed electronically with the Commission (Accession No. 0000940394-01-500124) on April 3, 2001.

EV Classic Senior Floating-Rate Fund



By:      /s/ Eric G. Woodbury
         --------------------
         Eric G. Woodbury, Esq.
         Assistant Secretary

Date:    April 23, 2001